Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
RELATED PARTY TRANSACTIONS

The following table summarizes transactions between the Partnership and affiliated entities:

	Year Ended December 31,
	2013	2012	2011
Affiliates of NGP:	($ in thousands)
Natural gas purchases from affiliates	$2,938	$2,713	$6,097
Payable as of December 31,	$18	$428

The transactions above are all related to the Partnership's Midstream Business and have been classified as part of discontinued operations within the consolidated statements of operations and liabilities held for sale within the consolidated balance sheet (see Note 18).

In connection with the closing of the acquisition of certain fee minerals, royalties, overriding royalties and non-operated working interest properties from Montierra Minerals & Production, L.P. ("Montierra") and NGP-VII Co-Investment Opportunities, L.P. ("Co-Invest") on April 30, 2007, the Partnership entered into registration rights agreements with Montierra and Co-Invest. In the registration rights agreements, the Partnership agreed, for the benefit of Montierra and Co-Invest, to register the common units it holds, the common units issuable upon conversion of the subordinated units that it holds and any common units or other equity securities issuable in exchange for the common units and subordinated units it holds. The registration rights agreement is still in effect and the Partnership is in compliance with all obligations of the agreement.

On May 3, 2011, the Partnership completed the Mid-Continent Acquisition. Due to Crow Creek Energy being a portfolio company of NGP VIII and NGP's ownership interest in the Partnership and Board of Directors representation, the Board of Directors of the general partner of the Partnership's general partner, authorized its Conflicts Committee to review, evaluate, and, if determined appropriate, approve the Mid-Continent Acquisition, due to the potential conflict of interest among the Partnership, the NGP and the Partnership's public unitholders. The Conflicts Committee, consisting of independent directors of the Partnership, determined that the Mid-Continent Acquisition was fair and reasonable to the Partnership and its public unitholders and recommended to the Board of Directors that the transaction be approved and authorized. In determining the consideration for the acquisition of Crow Creek Energy, the Conflicts Committee, with the assistance of a third-party, considered the valuation of the properties involved in the transaction, the valuation of the units to be offered as consideration in the transaction and the cash flows of Crow Creek Energy.

In connection with the closing of the Mid-Continent Acquisition, the Partnership entered into a registration rights agreement ("Registration Rights Agreement") with NGP VIII. The Registration Rights Agreement grants NGP VIII and certain of its affiliates registration rights with respect to the common units acquired pursuant to the Partnership's acquisition of Crow Creek Energy and their outstanding warrants to purchase common units that were previously acquired by NGP VIII and certain of its affiliates in connection with the Partnership's previously completed recapitalization transaction. Pursuant to the Registration Rights Agreement, NGP VIII and certain of its affiliates have the ability to demand that the Partnership register for resale their common units acquired pursuant to the acquisition of Crow Creek Energy and their existing warrants to purchase common units. This registration may be an underwritten offering at the discretion of NGP VIII and certain of its affiliates. NGP VIII and certain of its affiliates may demand up to four such registrations, subject to an increase to up to seven if the registration rights are amended. Additionally, the Registration Rights Agreement provides that NGP VIII and certain of its affiliates have piggyback registration rights in certain circumstances, which would require inclusion of their common units and warrants on registration statements that the Partnership files, subject to certain customer exceptions. There are no limits on the number of times NGP VIII and certain of its affiliates can exercise these piggyback registration rights.